UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Michael W. Stockton

The Investment Company of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Investment Company of America®
Investment portfolio
September 30, 2015
unaudited
Common stocks 95.18% Energy 7.46%	Shares	Value (000)
Baker Hughes Inc.	1,592,273	$82,862
BG Group PLC[1]	8,680,000	125,163
BP PLC[1]	33,028,984	167,413
Cabot Oil & Gas Corp.	16,494,000	360,559
Canadian Natural Resources, Ltd.	13,505,000	263,016
Chesapeake Energy Corp.[2]	37,500,000	274,875
Chevron Corp.	2,090,000	164,859
ConocoPhillips	17,100,000	820,116
Eni SpA[1]	14,657,000	230,618
EOG Resources, Inc.	5,097,200	371,076
Exxon Mobil Corp.	3,109,835	231,216
Halliburton Co.	11,156,576	394,385
Kinder Morgan, Inc.	11,200,000	310,016
Royal Dutch Shell PLC, Class A (ADR)	7,499,700	355,411
Royal Dutch Shell PLC, Class B1	9,250,000	219,407
Schlumberger Ltd.	1,700,000	117,249
Southwestern Energy Co.[3]	18,850,000	239,207
Spectra Energy Corp	5,550,000	145,799
Suncor Energy Inc.	10,420,746	278,694
		5,151,941
Materials 3.77%
Agrium Inc.	1,300,000	116,508
Barrick Gold Corp.	1,725,000	10,971
Dow Chemical Co.	11,675,000	495,020
Freeport-McMoRan Inc.	20,256,000	196,281
International Flavors & Fragrances Inc.	2,629,853	271,559
Monsanto Co.	7,802,000	665,823
Newmont Mining Corp.	1,375,000	22,096
Praxair, Inc.	4,000,300	407,470
Rio Tinto PLC[1]	4,957,000	166,301
Vale SA, Class A, preferred nominative	12,254,000	41,171
Vale SA, Class A, preferred nominative (ADR)	26,940,000	90,249
Vale SA, ordinary nominative (ADR)	27,645,000	116,109
		2,599,558
Industrials 11.49%
Boeing Co.	500,000	65,475
Caterpillar Inc.	2,319,000	151,570
CSX Corp.	24,015,771	646,024
Cummins Inc.	5,510,000	598,276
Danaher Corp.	3,500,000	298,235
Emerson Electric Co.	1,800,000	79,506
General Dynamics Corp.	9,669,200	1,333,866
General Electric Co.	29,165,000	735,541
Illinois Tool Works Inc.	6,550,000	539,131
Lockheed Martin Corp.	1,250,000	259,138
The Investment Company of America — Page 1 of 7

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Nielsen Holdings PLC	6,967,000	$309,822
Norfolk Southern Corp.	9,992,318	763,413
Precision Castparts Corp.	2,115,581	485,970
R.R. Donnelley & Sons Co.	7,574,058	110,278
Union Pacific Corp.	11,188,800	989,202
United Parcel Service, Inc., Class B	700,000	69,083
United Technologies Corp.	3,871,852	344,556
Waste Management, Inc.	3,000,000	149,430
		7,928,516
Consumer discretionary 9.23%
Amazon.com, Inc.[3]	1,949,000	997,674
Comcast Corp., Class A	6,696,517	380,898
Comcast Corp., Class A, special nonvoting shares	3,000,000	171,720
Ford Motor Co.	6,000,000	81,420
General Motors Co.	18,428,309	553,218
Hasbro, Inc.	4,906,359	353,945
Home Depot, Inc.	8,425,000	973,003
Johnson Controls, Inc.	12,408,194	513,203
Kering SA1	606,081	99,201
Las Vegas Sands Corp.	16,191,000	614,772
NIKE, Inc., Class B	1,050,200	129,143
Priceline Group Inc.[3]	134,900	166,853
Time Warner Inc.	6,957,932	478,358
Toyota Motor Corp.[1]	3,000,000	176,443
Twenty-First Century Fox, Inc., Class A	6,052,715	163,302
Viacom Inc., Class B	11,261,839	485,948
Wynn Resorts, Ltd.	606,300	32,207
		6,371,308
Consumer staples 9.88%
Altria Group, Inc.	24,801,911	1,349,224
Anheuser-Busch InBev NV1	557,497	59,214
Coca-Cola Co.	15,744,600	631,673
ConAgra Foods, Inc.	10,910,100	441,968
General Mills, Inc.	3,920,000	220,030
J. M. Smucker Co.	600,000	68,454
Kellogg Co.	1,000,000	66,550
Kraft Heinz Co.	6,124,722	432,283
Mead Johnson Nutrition Co.	6,295,087	443,174
Mondelez International, Inc.	9,875,000	413,466
PepsiCo, Inc.	4,420,000	416,806
Philip Morris International Inc.	18,930,019	1,501,719
Procter & Gamble Co.	3,665,000	263,660
Reynolds American Inc.	6,866,664	303,987
SABMiller PLC[1]	1,730,380	98,055
Whole Foods Market, Inc.	3,500,000	110,775
		6,821,038
Health care 15.31%
Abbott Laboratories	6,635,000	266,860
AbbVie Inc.	21,561,000	1,173,134
Aetna Inc.	1,510,000	165,209
Alexion Pharmaceuticals, Inc.[3]	3,207,000	501,543
Amgen Inc.	22,327,472	3,088,336
The Investment Company of America — Page 2 of 7

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Bayer AG1	1,781,500	$227,690
Express Scripts Holding Co.[3]	3,886,000	314,611
Gilead Sciences, Inc.	15,072,391	1,479,958
Humana Inc.	1,563,000	279,777
Johnson & Johnson	600,000	56,010
Medtronic PLC	9,465,000	633,587
Merck & Co., Inc.	2,800,000	138,292
Novartis AG1	3,945,000	363,393
Pfizer Inc.	4,275,000	134,278
St. Jude Medical, Inc.	5,769,354	363,988
Stryker Corp.	5,527,725	520,159
Thermo Fisher Scientific Inc.	1,282,000	156,763
UnitedHealth Group Inc.	6,083,032	705,692
		10,569,280
Financials 7.23%
American International Group, Inc.	14,870,000	844,913
Barclays PLC[1]	74,333,027	274,813
BB&T Corp.	4,730,000	168,388
Berkshire Hathaway Inc., Class B3	5,520,226	719,837
Citigroup Inc.	4,950,000	245,570
CME Group Inc., Class A	1,000,000	92,740
Credit Suisse Group AG1	6,739,421	162,135
Crown Castle International Corp.	4,006,200	315,969
HSBC Holdings PLC (ADR)	1,529,416	57,934
HSBC Holdings PLC (GBP denominated)[1]	4,869,240	36,835
HSBC Holdings PLC (HKD denominated)[1]	9,202,800	68,814
JPMorgan Chase & Co.	2,350,000	143,280
Progressive Corp.	9,800,000	300,272
Prudential PLC[1]	2,000,000	42,281
Société Générale[1]	4,044,877	180,936
State Street Corp.	6,007,576	403,769
U.S. Bancorp	15,053,510	617,344
UBS Group AG1	9,165,000	169,838
Wells Fargo & Co.	2,800,000	143,780
		4,989,448
Information technology 17.41%
Accenture PLC, Class A	11,746,460	1,154,207
Amphenol Corp., Class A	1,341,500	68,363
Apple Inc.	3,306,685	364,727
ASML Holding NV1	2,718,773	238,362
Automatic Data Processing, Inc.	2,393,758	192,362
Avago Technologies Ltd.	5,211,000	651,427
Cisco Systems, Inc.	5,400,000	141,750
Google Inc., Class A3	1,719,580	1,097,728
Google Inc., Class C3	2,023,209	1,230,961
Hewlett-Packard Co.	9,340,000	239,198
Intel Corp.	29,526,000	889,914
International Business Machines Corp.	800,000	115,976
Intuit Inc.	1,662,562	147,552
KLA-Tencor Corp.	6,276,900	313,845
MediaTek Inc.[1]	6,300,000	47,015
Microsoft Corp.	17,084,100	756,142
Motorola Solutions, Inc.	2,042,396	139,659
The Investment Company of America — Page 3 of 7

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Nintendo Co., Ltd.[1]	470,000	$79,403
Oracle Corp.	41,932,300	1,514,595
salesforce.com, inc.[3]	3,145,000	218,357
Samsung Electronics Co., Ltd.[1]	258,000	248,118
TE Connectivity Ltd.	1,630,000	97,621
Texas Instruments Inc.	28,525,773	1,412,596
Western Union Co.[2]	35,700,000	655,452
		12,015,330
Telecommunication services 5.39%
AT&T Inc.	25,435,334	828,683
CenturyLink, Inc.	17,867,000	448,819
SoftBank Group Corp.[1]	2,847,000	130,992
Verizon Communications Inc.	53,186,795	2,314,157
		3,722,651
Utilities 3.03%
Dominion Resources, Inc.	12,183,324	857,462
Exelon Corp.	30,030,000	891,891
NextEra Energy, Inc.	300,000	29,265
NRG Energy, Inc.	9,280,565	137,816
Sempra Energy	1,837,000	177,675
		2,094,109
Miscellaneous 4.98%
Other common stocks in initial period of acquisition		3,436,908
Total common stocks (cost: $50,793,617,000)		65,700,087
Short-term securities 4.77%	Principal amount (000)
Apple Inc. 0.11% due 10/19/2015[4]	$72,700	72,695
Caterpillar Financial Services Corp. 0.12% due 10/16/2015	50,000	49,997
Chariot Funding, LLC 0.32% due 11/18/2015[4]	50,000	49,983
Chevron Corp. 0.14%–0.19% due 10/26/2015–11/6/2015[4]	107,700	107,686
Emerson Electric Co. 0.16%–0.18% due 10/2/2015–11/10/2015[4]	32,100	32,097
ExxonMobil Corp. 0.08%–0.14% due 10/13/2015–10/23/2015	181,900	181,886
Fannie Mae 0.15%–0.23% due 10/1/2015–3/1/2016	452,100	452,058
Federal Farm Credit Banks 0.20%–0.28% due 1/29/2016–4/20/2016	62,300	62,258
Federal Home Loan Bank 0.07%–0.36% due 10/2/2015–7/18/2016	980,424	980,296
Freddie Mac 0.11%–0.23% due 11/3/2015–2/23/2016	551,000	550,956
General Electric Capital Corp. 0.27% due 11/23/2015	50,000	49,987
John Deere Capital Corp. 0.17% due 10/15/2015[4]	40,000	39,998
Jupiter Securitization Co., LLC 0.32%–0.50% due 11/18/2015–2/24/2016[4]	78,700	78,625
Kimberly-Clark Corp. 0.15% due 10/8/2015[4]	40,000	39,999
Microsoft Corp. 0.12%–0.18% due 10/8/2015–10/20/2015[4]	141,500	141,498
Paccar Financial Corp. 0.14% due 10/6/2015	26,600	26,599
PepsiCo Inc. 0.14% due 11/17/2015[4]	14,500	14,498
Pfizer Inc 0.12% due 10/8/2015[4]	25,000	25,000
Qualcomm Inc. 0.12% due 10/6/2015[4]	33,000	32,999
Regents of the University of California 0.19% due 11/17/2015	50,000	49,987
U.S. Treasury Bills 0.14% due 1/21/2016	50,000	49,998
United Parcel Service Inc. 0.10% due 10/14/2015[4]	50,000	49,998
United Technologies Corp. 0.20% due 11/25/2015[4]	9,000	8,996
The Investment Company of America — Page 4 of 7

unaudited
Short-term securities	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 0.15% due 11/10/2015[4]	$95,200	$95,191
Walt Disney Co. 0.14% due 10/9/2015[4]	50,000	49,999
Total short-term securities (cost: $3,292,596,000)		3,293,284
Total investment securities 99.95% (cost: $54,086,213,000)		68,993,371
Other assets less liabilities 0.05%		34,230
Net assets 100.00%		$69,027,601
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2015 (000)
Western Union Co.	35,700,000	—	—	35,700,000	$16,601	$655,452
Chesapeake Energy Corp.	13,100,000	24,400,000	—	37,500,000	3,576	274,875
Hasbro, Inc.[5]	6,405,000	—	1,498,641	4,906,359	7,570	—
					$27,747	$930,327

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $4,908,520,000, which represented 7.11% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $839,262,000, which represented 1.22% of the net assets of the fund.
[5]	Unaffiliated issuer at 9/30/2015.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Investment Company of America — Page 5 of 7

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.
The Investment Company of America — Page 6 of 7

unaudited
Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Energy	$4,409,340	$742,601	$—	$5,151,941
Materials	2,433,257	166,301	—	2,599,558
Industrials	7,928,516	—	—	7,928,516
Consumer discretionary	6,095,664	275,644	—	6,371,308
Consumer staples	6,663,769	157,269	—	6,821,038
Health care	9,978,197	591,083	—	10,569,280
Financials	4,053,796	935,652	—	4,989,448
Information technology	11,402,432	612,898	—	12,015,330
Telecommunication services	3,591,659	130,992	—	3,722,651
Utilities	2,094,109	—	—	2,094,109
Miscellaneous	2,140,828	1,296,080	—	3,436,908
Short-term securities	—	3,293,284	—	3,293,284
Total	$60,791,567	$8,201,804	$—	$68,993,371
*	Securities with a value of $4,908,520,000, which represented 7.11% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,440,650
Gross unrealized depreciation on investment securities	(4,534,685)
Net unrealized appreciation on investment securities	14,905,965
Cost of investment securities	54,087,406

Key to abbreviations
ADR = American Depositary Receipts
GBP = British pounds
HKD = Hong Kong dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-004-1115O-S49164	The Investment Company of America — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 27, 2015

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: November 27, 2015